Note 25 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
Investor	Position held at NextPlat	Shares of Common Stock Purchased	Aggregate Purchase Price
Charles M. Fernandez	Executive Chairman and Chief Executive Officer	679,013	$2,200,002
David Phipps	Director and President of Orbsat. Chief Executive Officer of Global Operations	46,297	$150,002
Douglas Ellenoff	Vice Chairman and Chief Business Development Strategist	46,297	$150,002
Shares are deemed to be indirectly beneficially owned through Sabrina Allan, Mr. Ellenoff’s wife.
Mr. Ellenoff has the power to vote and dispose of the shares.
Louis Cusimano	Director	15,433	$50,003
Paul R. Thomson	Senior Vice President – Mergers, Acquisitions and Special Projects	15,433	$50,003
Investor	Position held at NextPlat	Shares of Common Stock Purchased	Warrants to purchase Common Stock	Aggregate Purchase Price
eAperion Partners LLC, principal Charles M. Fernandez	Executive Chairman and Chief Executive Officer	1,085,714	1,085,714	$1,900,000
David Phipps	Director and President of NextPlat. Chief Executive Officer of Global Operations	28,500	28,500	$49,875
RLB Market Investments LLC, principal, Rodney Barreto	Director	1,085,714	1,085,714	$1,900,000